UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2013 Semiannual Report to Shareholders

DWS High Income Fund

Contents
4 Letter to Shareholders
5 Performance Summary
8 Portfolio Management
8 Portfolio Summary
10 Investment Portfolio
35 Statement of Assets and Liabilities
37 Statement of Operations
38 Statement of Changes in Net Assets
39 Financial Highlights
45 Notes to Financial Statements
58 Information About Your Fund's Expenses
60 Summary of Management Fee Evaluation by Independent Fee Consultant
64 Account Management Resources
66 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summary March 31, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
Unadjusted for Sales Charge	5.71%	11.93%	9.52%	8.96%
Adjusted for the Maximum Sales Charge (max 4.50% load)	0.95%	6.89%	8.52%	8.46%
Credit Suisse High Yield Index†	6.17%	12.43%	10.81%	9.83%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
Unadjusted for Sales Charge	5.28%	11.02%	8.64%	8.07%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	1.28%	8.02%	8.49%	8.07%
Credit Suisse High Yield Index†	6.17%	12.43%	10.81%	9.83%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
Unadjusted for Sales Charge	5.51%	11.06%	8.69%	8.12%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.51%	11.06%	8.69%	8.12%
Credit Suisse High Yield Index†	6.17%	12.43%	10.81%	9.83%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
No Sales Charges	5.68%	11.65%	9.13%	8.55%
Credit Suisse High Yield Index†	6.17%	12.43%	10.81%	9.83%
Class S			6-Month‡	Life of Class*
Average Annual Total Returns as of 3/31/13
No Sales Charges			5.94%	10.93%
Credit Suisse High Yield Index†			6.17%	11.28%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
No Sales Charges	6.06%	12.23%	9.84%	9.27%
Credit Suisse High Yield Index†	6.17%	12.43%	10.81%	9.83%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013 are 0.92%, 1.74%, 1.69%, 5.59%, 0.92% and 0.66% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of the DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class S shares commenced operations on May 1, 2012. The performance shown for the index is for the time period of April 30, 2012 through March 31, 2013, which is based on the performance period of the life of Class S.

† The Credit Suisse High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value
3/31/13	$5.00	$5.00	$5.01	$5.00	$5.00	$5.01
9/30/12	$4.90	$4.90	$4.90	$4.89	$4.89	$4.90
Distribution Information as of 3/31/13
Income Dividends, Six Months	$.17	$.15	$.15	$.15	$.17	$.17
Capital Gain Distributions	$.01	$.01	$.01	$.01	$.01	$.01
March Income Dividend	$.0276	$.0241	$.0243	$.0255	$.0276	$.0287
SEC 30-day Yield††	4.37%	3.74%	3.80%	4.34%	4.68%	4.85%
Current Annualized Distribution Rate††	6.62%	5.78%	5.82%	6.12%	6.62%	6.87%

†† The SEC yield is net investment income per share earned over the month ended March 31, 2013, shown as the annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• Head of U.S. High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 93.4%
Consumer Discretionary 20.4%
313 Group, Inc., 144A, 6.375%, 12/1/2019		1,895,000	1,880,788
AMC Entertainment, Inc., 8.75%, 6/1/2019		5,685,000	6,239,287
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	815,400
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	4,104,752
8.375%, 11/15/2020		3,510,000	3,931,200
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023 (b)		1,845,000	1,840,388
8.25%, 1/15/2019		8,120,000	9,003,050
9.625%, 3/15/2018		2,120,000	2,392,971
BC Mountain LLC, 144A, 7.0%, 2/1/2021		1,870,000	1,982,200
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,772,537
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020 (c)		1,400,000	1,456,000
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		3,950,000	4,305,500
Cablevision Systems Corp., 8.0%, 4/15/2020		520,000	585,000
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		6,905,000	6,818,687
10.0%, 12/15/2018		3,435,000	2,340,094
11.25%, 6/1/2017		6,710,000	7,137,762
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		1,935,000	2,017,238
CCO Holdings LLC:
5.25%, 9/30/2022		13,400,000	13,165,500
6.5%, 4/30/2021		2,680,000	2,834,100
6.625%, 1/31/2022 (c)		4,060,000	4,354,350
7.0%, 1/15/2019		6,185,000	6,664,337
7.25%, 10/30/2017		4,005,000	4,320,394
7.375%, 6/1/2020		490,000	543,288
7.875%, 4/30/2018		1,800,000	1,914,750
8.125%, 4/30/2020 (c)		1,200,000	1,341,000
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		2,140,000	2,198,850
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		10,810,000	11,215,375
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		1,300,000	1,241,500
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		2,510,000	2,572,750
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		2,270,000	2,366,475
Series B, 144A, 6.5%, 11/15/2022		3,380,000	3,565,900
Series A, 7.625%, 3/15/2020		990,000	1,023,413
Series B, 7.625%, 3/15/2020		10,455,000	10,912,406
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,672,175
CSC Holdings LLC, 6.75%, 11/15/2021		8,100,000	9,082,125
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (c)		3,329,000	3,420,547
Delphi Corp., 5.0%, 2/15/2023 (c)		2,555,000	2,701,912
DISH DBS Corp.:
6.75%, 6/1/2021 (c)		4,420,000	4,906,200
7.125%, 2/1/2016		1,820,000	2,022,475
7.875%, 9/1/2019 (c)		4,165,000	4,935,525
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		3,640,000	2,275
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		3,760,000	3,835,200
Harron Communications LP, 144A, 9.125%, 4/1/2020		2,550,000	2,830,500
Hertz Corp.:
144A, 4.25%, 4/1/2018		1,620,000	1,650,375
6.75%, 4/15/2019		2,680,000	2,924,550
7.5%, 10/15/2018		6,940,000	7,660,025
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		2,145,000	2,252,250
Lear Corp., 8.125%, 3/15/2020		1,504,000	1,676,960
Libbey Glass, Inc., 6.875%, 5/15/2020		1,049,000	1,131,609
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		4,480,000	4,888,800
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		1,375,000	1,388,750
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		4,035,000	4,186,312
Mediacom LLC:
7.25%, 2/15/2022		995,000	1,094,500
9.125%, 8/15/2019		1,745,000	1,947,856
MGM Resorts International:
6.625%, 12/15/2021 (c)		5,720,000	5,998,850
144A, 6.75%, 10/1/2020		1,625,000	1,722,500
7.5%, 6/1/2016 (c)		1,575,000	1,744,313
7.625%, 1/15/2017 (c)		4,480,000	4,972,800
144A, 8.625%, 2/1/2019 (c)		7,695,000	8,964,675
10.0%, 11/1/2016		1,795,000	2,140,537
National CineMedia LLC:
6.0%, 4/15/2022		1,955,000	2,096,738
7.875%, 7/15/2021		2,015,000	2,244,206
Norcraft Companies LP, 10.5%, 12/15/2015		8,730,000	9,144,675
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		3,315,000	3,513,900
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,772,787
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (c)		1,075,000	1,108,594
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		1,885,000	1,922,700
Regal Entertainment Group:
5.75%, 2/1/2025		450,000	442,125
9.125%, 8/15/2018 (c)		1,400,000	1,571,500
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,816,000
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,533,600
144A, 7.804%, 10/1/2020		2,995,000	3,176,048
Sinclair Television Group, Inc., 144A, 5.375%, 4/1/2021 (b)		945,000	937,913
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		4,530,000	4,983,000
Sotheby's, 144A, 5.25%, 10/1/2022		1,930,000	1,949,300
Starz LLC, 144A, 5.0%, 9/15/2019		1,545,000	1,591,350
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (c)		1,510,000	1,545,863
Travelport LLC:
4.912%**, 9/1/2014		2,640,000	2,508,000
9.0%, 3/1/2016 (c)		605,000	607,269
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,835,900
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		8,260,000	8,487,150
144A, 7.5%, 3/15/2019		3,805,000	4,161,719
144A, 7.5%, 3/15/2019	EUR	2,000,000	2,788,025
144A, 8.125%, 12/1/2017	EUR	621,649	855,510
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	9,512,669
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	513,600
144A, 7.875%, 11/1/2020		4,065,000	4,471,500
144A, 8.5%, 5/15/2021		1,690,000	1,825,200
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	12,170,000	17,075,896
144A, 9.75%, 4/15/2018	EUR	5,065,000	6,831,487
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		1,880,000	2,068,000
Visant Corp., 10.0%, 10/1/2017		3,535,000	3,225,687
Visteon Corp., 6.75%, 4/15/2019 (c)		3,520,000	3,766,400
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		2,805,000	3,008,362
			341,504,511
Consumer Staples 2.4%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,209,406
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		1,760,000	1,845,800
Del Monte Corp., 7.625%, 2/15/2019 (c)		3,305,000	3,428,937
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,030,000	1,071,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		6,410,000	7,034,975
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,450,000	1,584,125
Michael Foods Group, Inc., 9.75%, 7/15/2018		3,240,000	3,604,500
NBTY, Inc., 9.0%, 10/1/2018		1,515,000	1,693,013
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,605,000	2,816,656
Smithfield Foods, Inc.:
6.625%, 8/15/2022		2,400,000	2,616,000
7.75%, 7/1/2017		5,025,000	5,822,719
Sun Products Corp., 144A, 7.75%, 3/15/2021		3,220,000	3,244,150
Tops Holding Corp., 144A, 8.875%, 12/15/2017		945,000	1,037,138
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		3,350,000	3,555,187
			40,563,806
Energy 13.6%
Access Midstream Partners LP:
4.875%, 5/15/2023		2,380,000	2,350,250
6.125%, 7/15/2022		2,970,000	3,185,325
Arch Coal, Inc.:
7.0%, 6/15/2019 (c)		950,000	857,375
7.25%, 10/1/2020 (c)		855,000	769,500
Berry Petroleum Co.:
6.375%, 9/15/2022		1,850,000	1,965,625
6.75%, 11/1/2020 (c)		2,050,000	2,214,000
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		1,920,000	2,054,400
8.625%, 10/15/2020		1,760,000	1,944,800
Chaparral Energy, Inc.:
7.625%, 11/15/2022		1,200,000	1,311,000
144A, 7.625%, 11/15/2022		2,150,000	2,327,375
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		915,000	927,581
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		1,380,000	1,421,400
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	5,158,125
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		1,140,000	1,219,800
8.5%, 12/15/2019		580,000	629,300
Continental Resources, Inc.:
5.0%, 9/15/2022 (c)		1,680,000	1,785,000
7.125%, 4/1/2021		1,335,000	1,511,888
7.375%, 10/1/2020		1,560,000	1,758,900
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		5,005,000	5,217,712
Crosstex Energy LP:
144A, 7.125%, 6/1/2022 (c)		925,000	980,500
8.875%, 2/15/2018		2,765,000	2,993,112
Denbury Resources, Inc., 4.625%, 7/15/2023		4,655,000	4,492,075
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		3,345,000	3,570,787
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019 (c)		5,510,000	5,813,050
EP Energy LLC:
6.875%, 5/1/2019		3,085,000	3,378,075
7.75%, 9/1/2022 (c)		1,670,000	1,845,350
9.375%, 5/1/2020 (c)		1,415,000	1,634,325
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (c)		4,230,000	4,441,500
EV Energy Partners LP, 8.0%, 4/15/2019		7,815,000	8,244,825
Frontier Oil Corp., 6.875%, 11/15/2018		240,000	259,800
Global Geophysical Services, Inc., 10.5%, 5/1/2017		4,175,000	3,621,812
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		5,155,000	5,554,512
144A, 9.75%, 7/15/2020		8,665,000	9,574,825
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		990,000	1,051,875
8.25%, 3/15/2018		2,670,000	2,890,275
HollyFrontier Corp., 9.875%, 6/15/2017		2,250,000	2,393,438
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		2,320,000	2,430,200
Linn Energy LLC:
144A, 6.25%, 11/1/2019		6,880,000	7,034,800
6.5%, 5/15/2019		3,095,000	3,238,144
MarkWest Energy Partners LP, 5.5%, 2/15/2023		1,045,000	1,094,638
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		5,030,000	5,231,200
144A, 6.5%, 3/15/2021		1,880,000	2,002,200
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		2,180,000	2,419,800
Murray Energy Corp., 144A, 10.25%, 10/15/2015		3,545,000	3,558,294
Northern Oil & Gas, Inc., 8.0%, 6/1/2020 (c)		4,880,000	5,087,400
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		3,540,000	3,858,600
6.875%, 1/15/2023		1,120,000	1,232,000
7.25%, 2/1/2019		5,875,000	6,374,375
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		3,680,000	3,762,800
144A, 7.5%, 11/1/2019 (c)		5,355,000	5,676,300
Plains Exploration & Production Co.:
6.125%, 6/15/2019		2,100,000	2,299,500
6.75%, 2/1/2022		7,105,000	7,913,194
6.875%, 2/15/2023		4,730,000	5,356,725
7.625%, 6/1/2018		2,695,000	2,816,275
Quicksilver Resources, Inc., 11.75%, 1/1/2016		3,095,000	3,156,900
Range Resources Corp.:
5.0%, 8/15/2022		5,000,000	5,100,000
144A, 5.0%, 3/15/2023		925,000	945,813
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021 (c)		3,420,000	3,548,250
SandRidge Energy, Inc., 7.5%, 3/15/2021 (c)		5,545,000	5,766,800
SESI LLC:
6.375%, 5/1/2019		1,925,000	2,069,375
7.125%, 12/15/2021		6,355,000	7,109,656
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (c)		2,680,000	2,840,800
Swift Energy Co.:
7.875%, 3/1/2022		4,110,000	4,294,950
144A, 7.875%, 3/1/2022		2,360,000	2,466,200
Talos Production LLC, 144A, 9.75%, 2/15/2018		3,640,000	3,603,600
Tesoro Corp.:
4.25%, 10/1/2017 (c)		2,060,000	2,152,700
5.375%, 10/1/2022		1,440,000	1,501,200
Venoco, Inc., 8.875%, 2/15/2019		4,695,000	4,554,150
WPX Energy, Inc., 5.25%, 1/15/2017		4,850,000	5,080,375
			226,926,706
Financials 14.2%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		3,120,000	3,042,000
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (c)		4,210,000	4,520,487
Ally Financial, Inc.:
5.5%, 2/15/2017		3,490,000	3,775,283
8.0%, 3/15/2020		2,990,000	3,707,600
8.0%, 11/1/2031		2,990,000	3,782,350
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		1,870,000	1,949,475
Alrosa Finance SA, 144A, 8.875%, 11/17/2014 (c)		3,260,000	3,592,846
Altice Financing SA, 144A, 7.875%, 12/15/2019 (c)		2,120,000	2,311,648
AmeriGas Finance LLC:
6.75%, 5/20/2020		990,000	1,076,625
7.0%, 5/20/2022		990,000	1,076,625
Antero Resources Finance Corp.:
7.25%, 8/1/2019		2,410,000	2,611,837
9.375%, 12/1/2017		3,270,000	3,547,950
Ardagh Packaging Finance PLC, 144A, 4.875%, 11/15/2022		405,000	399,938
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,500,000	3,801,875
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,130,000	3,176,950
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		3,749,120	3,955,322
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		3,745,000	4,030,556
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		2,380,000	2,394,875
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,645,962
CIT Group, Inc.:
5.0%, 5/15/2017		2,950,000	3,163,875
5.25%, 3/15/2018		5,095,000	5,502,600
E*TRADE Financial Corp.:
6.375%, 11/15/2019		5,395,000	5,705,212
6.75%, 6/1/2016		6,070,000	6,540,425
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		1,980,000	2,173,050
144A, 5.875%, 1/31/2022		1,740,000	1,942,275
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020 (b)		16,845,000	16,866,056
Hellas Telecommunications Finance SCA, 144A, 8.21%**, 7/15/2015 (PIK)*	EUR	2,522,281	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		860,000	862,150
8.875%, 2/1/2018		6,745,000	6,981,075
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,620,925
4.625%, 4/15/2021		3,220,000	3,211,950
Series R, 5.65%, 6/1/2014		3,060,000	3,193,875
5.75%, 5/15/2016		895,000	966,600
6.25%, 5/15/2019		2,695,000	2,951,025
8.625%, 9/15/2015		1,885,000	2,144,188
8.625%, 1/15/2022 (c)		2,775,000	3,531,187
8.75%, 3/15/2017		4,075,000	4,793,219
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		7,115,000	7,452,962
8.125%, 7/1/2019 (c)		5,585,000	6,143,500
8.625%, 7/15/2020		4,660,000	5,195,900
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		1,670,000	1,795,250
(REIT), 6.875%, 5/1/2021		2,415,000	2,620,275
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,725,250
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		1,480,000	1,550,300
144A, 5.875%, 3/15/2022		2,470,000	2,612,025
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		1,440,000	1,438,200
NII Capital Corp., 7.625%, 4/1/2021		2,570,000	1,850,400
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017 (c)		3,215,000	3,454,116
9.25%, 4/1/2015		2,026,000	2,033,598
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,820,000	3,891,625
6.875%, 2/15/2021		9,230,000	9,829,950
7.125%, 4/15/2019		3,240,000	3,478,950
8.25%, 2/15/2021		1,750,000	1,802,500
8.5%, 5/15/2018		3,505,000	3,684,631
9.875%, 8/15/2019		1,195,000	1,310,019
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		3,655,000	4,116,444
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (c)		2,170,000	2,254,087
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		1,680,000	1,776,600
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	5,000,000	6,666,265
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	2,220,000	2,902,623
144A, 6.75%, 8/15/2024	EUR	2,220,000	2,973,766
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		3,105,000	3,341,756
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		2,395,000	2,323,150
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021 (c)		1,195,000	1,257,738
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,607,125
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,180,000	2,408,900
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		2,065,000	2,245,688
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		3,475,000	3,618,344
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		950,000	995,125
			236,906,953
Health Care 5.5%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		4,325,000	4,649,375
Biomet, Inc.:
144A, 6.5%, 8/1/2020		3,350,000	3,555,188
144A, 6.5%, 10/1/2020 (c)		960,000	987,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		10,975,000	11,496,312
7.125%, 7/15/2020 (c)		12,190,000	13,226,150
HCA Holdings, Inc., 7.75%, 5/15/2021 (c)		4,625,000	5,153,984
HCA, Inc.:
5.875%, 3/15/2022		2,505,000	2,699,138
6.5%, 2/15/2020 (c)		9,615,000	10,846,922
7.5%, 2/15/2022 (c)		7,225,000	8,308,750
Hologic, Inc., 6.25%, 8/1/2020		1,935,000	2,058,356
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,449,875
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,870,000	3,235,925
STHI Holding Corp., 144A, 8.0%, 3/15/2018		2,775,000	3,031,688
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021 (c)		460,000	450,800
6.25%, 11/1/2018 (c)		14,050,000	15,595,500
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		3,200,000	3,420,000
			91,164,963
Industrials 8.2%
Accuride Corp., 9.5%, 8/1/2018		2,721,000	2,782,223
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	4,241,737
Air Lease Corp.:
4.75%, 3/1/2020 (c)		2,805,000	2,875,125
6.125%, 4/1/2017 (c)		4,155,000	4,497,787
Armored Autogroup, Inc., 9.25%, 11/1/2018		4,685,000	4,181,362
BakerCorp International, Inc., 8.25%, 6/1/2019		2,785,000	2,868,550
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,444,000
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		3,940,000	4,043,425
144A, 6.125%, 1/15/2023		2,745,000	2,847,937
Casella Waste Systems, Inc., 7.75%, 2/15/2019		4,935,000	4,700,587
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		2,375,000	2,431,406
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		1,395,000	1,386,281
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	3,074,500
DynCorp International, Inc., 10.375%, 7/1/2017		3,745,000	3,688,825
Florida East Coast Railway Corp., 8.125%, 2/1/2017		1,750,000	1,876,875
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		1,885,000	1,993,388
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,238,950
GenCorp, Inc., 144A, 7.125%, 3/15/2021		6,990,000	7,374,450
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		2,400,000	2,610,000
7.125%, 3/15/2021 (c)		2,480,000	2,697,000
Interline Brands, Inc., 7.5%, 11/15/2018		2,245,000	2,435,825
Iron Mountain, Inc., 5.75%, 8/15/2024		2,310,000	2,307,113
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		3,780,000	3,969,000
Meritor, Inc.:
8.125%, 9/15/2015		855,000	904,163
10.625%, 3/15/2018		2,870,000	3,096,012
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019 (c)		6,000,000	5,430,000
8.875%, 11/1/2017		3,815,000	3,896,069
Navios South American Logistics, Inc.:
9.25%, 4/15/2019 (c)		2,415,000	2,596,125
144A, 9.25%, 4/15/2019		475,000	510,625
Nortek, Inc., 8.5%, 4/15/2021 (c)		3,615,000	4,012,650
Ply Gem Industries, Inc., 9.375%, 4/15/2017		1,635,000	1,798,500
Rexel SA, 144A, 5.25%, 6/15/2020 (b)		2,460,000	2,490,750
Sitel LLC, 11.5%, 4/1/2018		4,540,000	2,973,700
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		1,465,000	1,563,888
7.5%, 10/1/2017 (c)		1,730,000	1,838,125
Titan International, Inc.:
144A, 7.875%, 10/1/2017		1,210,000	1,302,263
7.875%, 10/1/2017		4,005,000	4,310,381
TransDigm, Inc., 7.75%, 12/15/2018		2,820,000	3,094,950
United Rentals North America, Inc.:
5.75%, 7/15/2018 (c)		3,460,000	3,749,775
6.125%, 6/15/2023		210,000	224,700
7.375%, 5/15/2020		5,690,000	6,315,900
7.625%, 4/15/2022		5,690,000	6,358,575
Watco Companies LLC, 144A, 6.375%, 4/1/2023		1,385,000	1,424,819
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	3,059,000
			136,517,316
Information Technology 4.6%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,464,063
Avaya, Inc., 144A, 7.0%, 4/1/2019		6,630,000	6,480,825
CDW LLC, 8.5%, 4/1/2019 (c)		10,025,000	11,190,406
CyrusOne LP, 144A, 6.375%, 11/15/2022		950,000	995,125
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	3,012,400
Equinix, Inc.:
4.875%, 4/1/2020		2,330,000	2,347,475
5.375%, 4/1/2023		6,455,000	6,535,687
7.0%, 7/15/2021		1,920,000	2,131,200
8.125%, 3/1/2018 (c)		6,820,000	7,536,100
First Data Corp.:
144A, 6.75%, 11/1/2020		8,955,000	9,335,587
144A, 7.375%, 6/15/2019		2,155,000	2,292,381
144A, 8.875%, 8/15/2020		3,745,000	4,185,038
144A, 10.625%, 6/15/2021 (b)		3,745,000	3,787,131
144A, 11.25%, 1/15/2021		2,540,000	2,641,600
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		5,525,000	6,063,687
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		2,100,000	2,304,750
7.625%, 6/15/2021		1,910,000	2,184,563
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		1,875,000	1,832,813
			77,320,831
Materials 7.7%
APERAM:
144A, 7.375%, 4/1/2016		850,000	856,375
144A, 7.75%, 4/1/2018		905,000	900,475
Ashland, Inc., 144A, 3.875%, 4/15/2018		1,400,000	1,417,500
Axiall Corp., 144A, 4.875%, 5/15/2023		580,000	590,150
Berry Plastics Corp.:
9.5%, 5/15/2018 (c)		3,000,000	3,348,750
9.75%, 1/15/2021 (c)		3,510,000	4,102,312
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,289,687
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,585,925
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		1,520,000	1,554,200
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		1,165,000	1,185,388
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		10,490,000	10,070,400
144A, 9.875%, 6/15/2015		1,680,000	1,365,000
Exopack Holding Corp., 10.0%, 6/1/2018		1,915,000	1,905,425
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017 (c)		2,970,000	3,051,675
144A, 6.375%, 2/1/2016 (c)		2,000,000	2,062,500
144A, 6.875%, 4/1/2022 (c)		2,125,000	2,225,938
144A, 7.0%, 11/1/2015		3,245,000	3,399,137
144A, 8.25%, 11/1/2019 (c)		2,530,000	2,729,238
Greif, Inc., 7.75%, 8/1/2019		910,000	1,060,150
Huntsman International LLC:
4.875%, 11/15/2020 (c)		2,135,000	2,151,013
8.625%, 3/15/2020		580,000	648,150
8.625%, 3/15/2021 (c)		3,870,000	4,353,750
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		2,925,000	2,815,312
Ineos Finance PLC:
144A, 7.5%, 5/1/2020		1,520,000	1,654,900
144A, 9.0%, 5/15/2015		180,000	189,450
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		5,405,000	5,850,912
144A, 8.75%, 6/1/2020		3,135,000	3,479,850
JMC Steel Group, Inc., 144A, 8.25%, 3/15/2018		2,770,000	2,936,200
Kaiser Aluminum Corp., 8.25%, 6/1/2020		2,370,000	2,654,400
KGHM International Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,423,250
Molycorp, Inc., 10.0%, 6/1/2020 (c)		1,590,000	1,566,150
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	2,965,000	2,812,509
Novelis, Inc.:
8.375%, 12/15/2017		6,785,000	7,429,575
8.75%, 12/15/2020		5,100,000	5,750,250
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,414,138
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,394,250
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (c)		1,200,000	1,269,000
Polymer Group, Inc., 7.75%, 2/1/2019		2,335,000	2,545,150
PolyOne Corp., 144A, 5.25%, 3/15/2023		5,280,000	5,319,600
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		2,120,000	2,241,900
144A, 8.25%, 1/15/2021		1,380,000	1,490,400
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		445,000	446,669
144A, 8.125%, 9/15/2019		1,315,000	1,487,594
144A, 8.375%, 9/15/2021		1,315,000	1,505,675
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,647,900
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		1,090,688	1,090,688
			129,268,860
Telecommunication Services 14.4%
Altice Finco SA, 144A, 9.875%, 12/15/2020		2,120,000	2,374,400
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		920,000	940,700
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		9,845,000	10,435,700
8.375%, 10/15/2020 (c)		7,925,000	8,242,000
8.75%, 3/15/2018 (c)		3,155,000	3,131,337
CPI International, Inc., 8.0%, 2/15/2018		2,060,000	2,142,400
Cricket Communications, Inc., 7.75%, 10/15/2020 (c)		12,260,000	12,229,350
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		7,095,000	7,520,700
144A, 10.5%, 4/15/2018		4,005,000	4,455,562
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	836,000
144A, 8.25%, 9/1/2017		12,540,000	13,261,050
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	4,552,995	1,751
Frontier Communications Corp.:
7.125%, 1/15/2023 (c)		12,450,000	12,605,625
7.625%, 4/15/2024 (b)		980,000	1,008,175
7.875%, 4/15/2015		352,000	401,720
8.25%, 4/15/2017 (c)		3,170,000	3,708,900
8.5%, 4/15/2020 (c)		4,270,000	4,835,775
8.75%, 4/15/2022		7,110,000	7,909,875
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		10,060,000	11,053,425
7.5%, 4/1/2021		9,610,000	10,691,125
8.5%, 11/1/2019		4,825,000	5,410,031
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021 (b)		5,970,000	6,074,475
144A, 8.125%, 6/1/2023 (b)		950,000	965,438
11.25%, 2/4/2017		5,606,000	5,970,390
11.5%, 2/4/2017		11,353,312	12,057,217
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (c)		545,000	595,413
Lynx I Corp., 144A, 5.375%, 4/15/2021		900,000	936,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		6,755,000	7,058,975
7.875%, 9/1/2018 (c)		3,260,000	3,561,550
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,735,000	1,830,425
SBA Communications Corp., 144A, 5.625%, 10/1/2019		1,920,000	1,975,200
SBA Telecommunications, Inc., 144A, 5.75%, 7/15/2020		4,000,000	4,160,000
Sprint Nextel Corp.:
6.0%, 12/1/2016		18,320,000	19,877,200
6.0%, 11/15/2022 (c)		3,230,000	3,318,825
8.375%, 8/15/2017		2,810,000	3,270,137
9.125%, 3/1/2017 (c)		2,880,000	3,405,600
Syniverse Holdings, Inc., 9.125%, 1/15/2019		1,015,000	1,113,963
tw telecom holdings, Inc., 5.375%, 10/1/2022		2,625,000	2,736,563
Windstream Corp.:
144A, 6.375%, 8/1/2023 (c)		2,335,000	2,317,488
7.0%, 3/15/2019		3,405,000	3,477,356
7.5%, 6/1/2022		17,080,000	18,275,600
7.5%, 4/1/2023 (c)		3,810,000	4,038,600
7.75%, 10/15/2020		1,400,000	1,519,000
7.75%, 10/1/2021 (c)		3,070,000	3,346,300
7.875%, 11/1/2017 (c)		3,775,000	4,312,937
8.125%, 9/1/2018		1,730,000	1,894,350
			241,284,603
Utilities 2.4%
AES Corp.:
8.0%, 10/15/2017		2,680,000	3,152,350
8.0%, 6/1/2020		4,120,000	4,882,200
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,530,000	3,874,175
144A, 7.875%, 7/31/2020		4,099,000	4,488,405
Electricite de France SA, 144A, 5.25%, 1/29/2049		2,160,000	2,145,830
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		4,626,000	3,128,333
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		1,115,000	1,264,131
144A, 11.75%, 3/1/2022		10,400,000	11,960,000
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	3,002,688
NRG Energy, Inc.:
7.625%, 1/15/2018		1,660,000	1,888,250
8.25%, 9/1/2020		540,000	609,525
			40,395,887
Total Corporate Bonds (Cost $1,487,894,051)			1,561,854,436

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 6/15/2014 (Cost $2,015,475)		2,000,000	2,013,360

Loan Participations and Assignments 0.7%
Senior Loans** 0.4%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		3,500,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		549,285	256,791
Caesars Entertainment Operating Co., Term Loan B6, 5.454%, 1/26/2018		1,480,212	1,375,369
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		3,680,000	3,799,158
Clear Channel Communications, Inc., Term Loan B, 3.854%, 1/29/2016		1,958,568	1,741,411
			7,172,729
Sovereign Loan 0.3%
Vimpel Communications, 144A, 6.493%, 2/2/2016		4,130,000	4,419,100
Total Loan Participations and Assignments (Cost $14,804,343)			11,591,829

Convertible Bonds 0.8%
Consumer Discretionary 0.3%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		3,020,000	5,196,288
MGM Resorts International, 4.25%, 4/15/2015		405,000	439,678
			5,635,966
Materials 0.5%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		7,287,779	8,636,747
Total Convertible Bonds (Cost $10,633,342)			14,272,713

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,613,907)		6,975,000	6,417,000

	Units	Value ($)

Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (d) (Cost $221,000)	662	2,302,171

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	4,492	29,198
Trump Entertainment Resorts, Inc.*	366	0
Vertis Holdings, Inc.*	4,521	0
		29,198
Industrials 0.0%
Congoleum Corp.*	135,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	136,705	62,201
GEO Specialty Chemicals, Inc. 144A*	12,448	5,664
Wolverine Tube, Inc.*	46,935	850,462
		918,327
Total Common Stocks (Cost $2,900,829)		947,525

Preferred Stock 0.5%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $7,725,763)	8,405	8,312,545

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	7,982	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	672,806	300,072
Hercules Trust II, Expiration Date 3/31/2029*	6,700	31,846
		331,918
Total Warrants (Cost $1,482,531)		331,918

Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 0.14% (e) (f) (Cost $170,028,536)	170,028,536	170,028,536

Cash Equivalents 3.0%
Central Cash Management Fund, 0.12% (e) (Cost $50,478,800)	50,478,800	50,478,800

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,752,798,577)†	109.3	1,828,550,833
Other Assets and Liabilities, Net	(9.3)	(156,280,799)
Net Assets	100.0	1,672,270,034

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Cost	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	549,285	USD	534,545	256,791
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	4,552,995	EUR	6,197,952	1,751
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	3,640,000	USD	3,678,588	2,275
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	2,522,281	EUR	715,283	0
					14,635,337	260,817

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

† The cost for federal income tax purposes was $1,765,517,069. At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $63,033,764. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,268,220 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,234,456.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of securities loaned at March 31, 2013 amounted to $163,219,027, which is 9.8% of net assets.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	221,000	2,302,171	0.14

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

At March 31, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	9,610,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	235,851	(295,381)	531,232
6/21/2010 9/20/2013	3,025,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	74,240	37,078	37,162
6/20/2011 9/20/2015	7,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	670,468	220,326	450,142
6/21/2010 9/20/2015	1,500,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	149,846	(142,500)	292,346
6/21/2010 9/20/2015	2,430,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	242,751	(210,900)	453,651
6/21/2010 9/20/2015	900,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	89,908	(62,061)	151,969
6/21/2010 9/20/2015	4,270,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	426,563	(76,117)	502,680
12/20/2010 3/20/2016	5,000,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	566,177	297,638	268,539
12/20/2010 3/20/2016	10,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	1,035,281	330,306	704,975
3/21/2011 6/20/2016	5,530,000	3	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	593,636	133,339	460,297
3/21/2011 6/20/2016	8,915,000	6	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	1,135,804	688,452	447,352
6/20/2011 9/20/2016	3,670,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	126,889	94,984	31,905
9/20/2011 12/20/2016	2,400,000	6	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	317,172	80,078	237,094
9/20/2011 12/20/2016	2,300,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	59,458	(33,430)	92,888
9/20/2011 12/20/2016	1,535,000	1	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	39,682	(22,311)	61,993
12/20/2011 3/20/2017	3,450,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	465,139	115,461	349,678
9/20/2012 12/20/2017	4,730,000	7	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	584,827	332,005	252,822
Total unrealized appreciation							5,326,725

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:

1 The Goldman Sachs & Co.

2 Citigroup, Inc.

3 JPMorgan Chase Securities, Inc.

4 Credit Suisse

5 Bank of America

6 Barclays Bank PLC

7 UBS AG

At March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	42,030,300	USD	54,473,791	4/15/2013	591,964	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	44,578	EUR	34,400	4/15/2013	(478)	Citigroup, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$1,560,763,748	$1,090,688	$1,561,854,436
Government & Agency Obligation	—	2,013,360	—	2,013,360
Loan Participations and Assignments	—	11,591,829	0	11,591,829
Convertible Bonds	—	5,635,966	8,636,747	14,272,713
Preferred Security	—	6,417,000	—	6,417,000
Other Investments	—	—	2,302,171	2,302,171
Common Stocks (i)	—	29,198	918,327	947,525
Preferred Stock	—	8,312,545	—	8,312,545
Warrants (i)	—	—	331,918	331,918
Short-Term Investments (i)	220,507,336	—	—	220,507,336
Derivatives (j)
Credit Default Swap Contracts	—	5,326,725	—	5,326,725
Forward Foreign Currency Exchange Contracts	—	591,964	—	591,964
Total	$220,507,336	$1,600,682,335	$13,279,851	$1,834,469,522
Liabilities
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(478)	$—	$(478)
Total	$—	$(478)	$—	$(478)

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts and open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Convertible Bonds	Preferred Security		Loan Participations and Assignments
Balance as of September 30, 2012	$8,211,084	$7,117,974	$6,347,250		$0
Realized gain (loss)	(22,525)	—	—		—
Change in unrealized appreciation (depreciation)	21,797	1,484,913	—		0
Amortization premium/discount	21,019	33,860	—		—
Purchases	31,768	—	—		—
Sales	(7,174,400)	—	—		—
Transfers into Level 3	1,945 (k)	—	—		—
Transfers (out) of Level 3	—	—	(6,347,250	) (l)	—
Balance as of March 31, 2013	$1,090,688	$8,636,747	$—		$0
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2013	$2,736	$1,484,914	$—		$0

	Other Investments	Common Stocks	Warrants	Total
Balance as of September 30, 2012	$768,549	$1,189,413	$307,647	$23,941,917
Realized gain (loss)	—	—	—	(22,525)
Change in unrealized appreciation (depreciation)	1,533,622	(271,086)	24,271	2,793,517
Amortization premium/discount	—	—	—	54,879
Purchases	—	—	—	31,768
Sales	—	—	—	(7,174,400)
Transfers into Level 3	—	—	—	1,945
Transfers (out) of Level 3	—	—	—	(6,347,250)
Balance as of March 31, 2013	$2,302,171	$918,327	$331,918	$13,279,851
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2013	$1,533,622	$(271,086)	$24,271	$2,774,457

Transfers between price levels are recognized at the beginning of the reporting period.

(k) The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

(l) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,532,291,241) — including $163,219,027 of securities loaned	$1,608,043,497
Investment in Daily Assets Fund Institutional (cost $170,028,536)*	170,028,536
Investment in Central Cash Management Fund (cost $50,478,800)	50,478,800
Total investments in securities, at value (cost $1,752,798,577)	1,828,550,833
Cash	1,398,046
Foreign currency, at value (cost $242,593)	236,269
Deposit from broker on swap contracts	2,270,000
Receivable for investments sold	9,923,147
Receivable for investments sold — when-issued securities	2,273,100
Receivable for Fund shares sold	1,939,710
Interest receivable	30,947,400
Net receivable for pending swap contracts	404,861
Unrealized appreciation on swap contracts	5,326,725
Unrealized appreciation on forward foreign currency exchange contracts	591,964
Upfront payments paid on swap contracts	2,329,667
Foreign taxes recoverable	1,224
Other assets	75,578
Total assets	1,886,268,524
Liabilities
Payable upon return of securities loaned	170,028,536
Payable for investments purchased — when-issued securities	36,909,533
Payable upon return of deposit for swap contracts	2,270,000
Payable for Fund shares redeemed	1,665,031
Unrealized depreciation on forward foreign currency exchange contracts	478
Upfront payments received on swap contracts	842,700
Accrued management fee	633,783
Accrued Trustees' fees	6,053
Accrued expenses	1,642,376
Total liabilities	213,998,490
Net assets, at value	$1,672,270,034

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,872,283
Net unrealized appreciation (depreciation) on: Investments	75,752,256
Swap contracts	5,326,725
Foreign currency	560,361
Accumulated net realized gain (loss)	(382,628,104)
Paid-in capital	1,971,386,513
Net assets, at value	$1,672,270,034
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($1,296,944,571 ÷ 259,384,907 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.00
Maximum offering price per share (100 ÷ 95.50 of $5.00)	$5.24
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($10,696,315 ÷ 2,139,394 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.00
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($121,958,163 ÷ 24,363,471 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.01
Class R Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($29,599 ÷ 5,920 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.00
Class S Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($26,097,653 ÷ 5,220,123 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.00
Institutional Class Net Asset Value, offering and redemption price(a) per share ($216,543,733 ÷ 43,261,025 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.01

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2013 (Unaudited)
Investment Income
Income: Dividends	$261,895
Interest	58,401,890
Income distributions — Central Cash Management Fund	42,094
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	211,506
Total income	58,917,385
Expenses: Management fee	3,717,096
Administration fee	832,552
Services to shareholders	841,883
Distribution and service fees	2,193,712
Custodian fee	20,497
Professional fees	67,308
Reports to shareholders	66,623
Registration fees	55,259
Trustees' fees and expenses	29,500
Other	49,628
Total expenses before expense reductions	7,874,058
Expense reductions	(1,951)
Total expenses after expense reductions	7,872,107
Net investment income	51,045,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	11,954,796
Swap contracts	2,764,944
Foreign currency	(1,929,445)
12,790,295
Change in net unrealized appreciation (depreciation) on: Investments	25,856,534
Swap contracts	1,528,412
Foreign currency	1,990,910
29,375,856
Net gain (loss)	42,166,151
Net increase (decrease) in net assets resulting from operations	$93,211,429

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Years Ended September 30, 2012
Operations: Net investment income	$51,045,278	$107,653,524
Net realized gain (loss)	12,790,295	(6,666,430)
Change in net unrealized appreciation (depreciation)	29,375,856	164,576,005
Net increase (decrease) in net assets resulting from operations	93,211,429	265,563,099
Distributions to shareholders from: Net investment income: Class A	(43,839,636)	(90,192,962)
Class B	(364,853)	(1,150,014)
Class C	(3,561,331)	(6,990,180)
Class R	(470)	(27)
Class S	(663,471)	(355,381)
Institutional Class	(6,967,459)	(13,891,089)
Net realized gains: Class A	(2,524,131)	—
Class B	(25,275)	—
Class C	(229,971)	—
Class R	(2)	—
Class S	(38,439)	—
Institutional Class	(369,088)	—
Total distributions	(58,584,126)	(112,579,653)
Fund share transactions: Proceeds from shares sold	124,802,203	679,513,800
Reinvestment of distributions	49,122,759	93,315,694
Payments for shares redeemed	(213,993,053)	(550,325,327)
Redemption fees	12,343	131,043
Net increase (decrease) in net assets from Fund share transactions	(40,055,748)	222,635,210
Increase (decrease) in net assets	(5,428,445)	375,618,656
Net assets at beginning of period	1,677,698,479	1,302,079,823
Net assets at end of period (including undistributed net investment income of $1,872,283 and $6,224,225, respectively)	$1,672,270,034	$1,677,698,479

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$4.90		$4.42	$4.77	$4.44	$4.32		$5.24
Income (loss) from investment operations: Net investment incomea	.15		.32	.37	.38	.35		.39
Net realized and unrealized gain (loss)	.13		.49	(.31)	.33	.12		(.90)
Total from investment operations	.28		.81	.06	.71	.47		(.51)
Less distributions from: Net investment income	(.17)		(.33)	(.39)	(.38)	(.35)		(.41)
Net realized gains	(.01)		—	(.02)	—	—		—
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.18)		(.33)	(.41)	(.38)	(.35)		(.41)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$5.00		$4.90	$4.42	$4.77	$4.44		$4.32
Total Return (%)b	5.71	**	18.96	.91	16.69	12.91		(10.40	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,297		1,338	1,125	1,294	1,271		1,277
Ratio of expenses before expense reductions (%)	.92	*	.92	.93	.96	.96		.99
Ratio of expenses after expense reductions (%)	.92	*	.92	.93	.96	.96		.98
Ratio of net investment income (%)	6.16	*	6.77	7.58	8.26	9.16		7.92
Portfolio turnover rate (%)	28	**	50	68	73	69		61
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Class B	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$4.90		$4.42	$4.77	$4.44	$4.32		$5.24
Income (loss) from investment operations: Net investment incomea	.13		.28	.33	.34	.32		.35
Net realized and unrealized gain (loss)	.13		.50	(.31)	.33	.12		(.90)
Total from investment operations	.26		.78	.02	.67	.44		(.55)
Less distributions from: Net investment income	(.15)		(.30)	(.35)	(.34)	(.32)		(.37)
Net realized gains	(.01)		—	(.02)	—	—		—
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.16)		(.30)	(.37)	(.34)	(.32)		(.37)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$5.00		$4.90	$4.42	$4.77	$4.44		$4.32
Total Return (%)b	5.28	**	18.01	.11	15.74	11.98		(11.13	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		15	21	34	44		62
Ratio of expenses before expense reductions (%)	1.76	*	1.74	1.71	1.75	1.77		1.81
Ratio of expenses after expense reductions (%)	1.76	*	1.74	1.71	1.75	1.77		1.80
Ratio of net investment income (%)	5.31	*	5.98	6.80	7.46	8.35		7.10
Portfolio turnover rate (%)	28	**	50	68	73	69		61
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Class C	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$4.90		$4.42	$4.78	$4.44	$4.33		$5.25
Income (loss) from investment operations: Net investment incomea	.13		.28	.33	.35	.32		.35
Net realized and unrealized gain (loss)	.14		.50	(.32)	.34	.12		(.90)
Total from investment operations	.27		.78	.01	.69	.44		(.55)
Less distributions from: Net investment income	(.15)		(.30)	(.35)	(.35)	(.33)		(.37)
Net realized gains	(.01)		—	(.02)	—	—		—
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.16)		(.30)	(.37)	(.35)	(.33)		(.37)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$5.01		$4.90	$4.42	$4.78	$4.44		$4.33
Total Return (%)b	5.51	**	18.05	.16	15.81	11.80		(11.04	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	122		120	98	110	110		111
Ratio of expenses before expense reductions (%)	1.68	*	1.69	1.68	1.71	1.72		1.75
Ratio of expenses after expense reductions (%)	1.68	*	1.69	1.68	1.71	1.72		1.74
Ratio of net investment income (%)	5.40	*	6.00	6.83	7.50	8.40		7.16
Portfolio turnover rate (%)	28	**	50	68	73	69		61
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class R	Six Months Ended 3/31/13 (Unaudited)		Period Ended 9/30/12a
Selected Per Share Data
Net asset value, beginning of period	$4.89		$4.81
Income (loss) from investment operations: Net investment incomeb	.15		.13
Net realized and unrealized gain (loss)	.12		.08
Total from investment operations	.27		.21
Less distributions from: Net investment income	(.15)		(.13)
Net realized gains	(.01)		—
Total distributions	(.16)		(.13)
Redemption fees	.00	***	.00	***
Net asset value, end of period	$5.00		$4.89
Total Return (%)	5.68	**	4.41	c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	30		1
Ratio of expenses before expense reductions (%)	1.27	*	5.59	*
Ratio of expenses after expense reductions (%)	1.27	*	1.40	*
Ratio of net investment income (%)	5.90	*	6.34	*
Portfolio turnover rate (%)	28	**	50
a For the period from May 1, 2012 (commencement of operations of Class R) to September 30, 2012.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S	Six Months Ended 3/31/13 (Unaudited)		Period Ended 9/30/12a
Selected Per Share Data
Net asset value, beginning of period	$4.89		$4.81
Income (loss) from investment operations: Net investment incomeb	.15		.13
Net realized and unrealized gain (loss)	.14		.09
Total from investment operations	.29		.22
Less distributions from: Net investment income	(.17)		(.14)
Net realized gains	(.01)		—
Total distributions	(.18)		(.14)
Redemption fees	.00	***	.00	***
Net asset value, end of period	$5.00		$4.89
Total Return (%)c	5.94	**	4.71	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		17
Ratio of expenses before expense reductions (%)	.84	*	.92	*
Ratio of expenses after expense reductions (%)	.82	*	.90	*
Ratio of net investment income (%)	6.26	*	6.61	*
Portfolio turnover rate (%)	28	**	50
a For the period from May 1, 2012 (commencement of operations of Class S) to September 30, 2012.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Institutional Class	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$4.90		$4.42	$4.77	$4.44	$4.33		$5.25
Income (loss) from investment operations: Net investment incomea	.16		.33	.38	.39	.36		.40
Net realized and unrealized gain (loss)	.13		.50	(.31)	.34	.12		(.90)
Total from investment operations	.29		.83	.07	.73	.48		(.50)
Less distributions from: Net investment income	(.17)		(.35)	(.40)	(.40)	(.37)		(.42)
Net realized gains	(.01)		—	(.02)	—	—		—
Return of capital	—		—	—	—	(.00	)***	—
Total distributions	(.18)		(.35)	(.42)	(.40)	(.37)		(.42)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$5.01		$4.90	$4.42	$4.77	$4.44		$4.33
Total Return (%)	6.06	**	19.29	1.22	17.03	13.00		(10.09	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	217		189	58	67	92		71
Ratio of expenses before expense reductions (%)	.65	*	.66	.66	.68	.67		.70
Ratio of expenses after expense reductions (%)	.65	*	.66	.66	.68	.67		.69
Ratio of net investment income (%)	6.43	*	7.06	7.85	8.53	9.45		8.21
Portfolio turnover rate (%)	28	**	50	68	73	69		61
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swaps contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $362,636,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2013 ($13,591,000), September 30, 2014 ($44,333,000), September 30, 2015 ($38,251,000), September 30, 2016 ($21,744,000), September 30, 2017 ($132,681,000), September 30, 2018 ($101,111,000) and September 30, 2019 ($10,925,000), the respective expiration dates, whichever occurs first; and approximately $16,629,000 of post-enactment losses which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($314,000) and long-term losses ($16,315,000).

The Fund has reviewed the tax positions for the open tax years as of September 30, 2012, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended March 31, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from approximately $71,535,000 to $96,265,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $54,474,000 to $65,671,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $857,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$5,326,725	$5,326,725
Foreign Exchange Contracts (b)	591,964	—	591,964
	$591,964	$5,326,725	$5,918,689

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts

(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(478)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$2,764,944	$2,764,944
Foreign Exchange Contracts (b)	(1,873,179)	—	(1,873,179)
	$(1,873,179)	$2,764,944	$891,765

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$1,528,412	$1,528,412
Foreign Exchange Contracts (b)	2,046,211	—	2,046,211
	$2,046,211	$1,528,412	$3,574,623

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended March 31, 2013, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $440,281,249 and $463,678,017, respectively. Purchases and sales of U.S. Treasury obligations aggregated $2,015,475 and $5,000,000, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended March 31, 2013, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

For the period from October 1, 2012 through January 31, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class R shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.32%.

For the period from October 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.82%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2013, the Administration Fee was $832,552, of which $141,960 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2013, the amounts charged to the Fund by DISC were as follows:
Service Provider Fees	Total Aggregated	Waived	Unpaid at March 31, 2013
Class A	$311,672	$—	$151,297
Class B	4,854	—	2,992
Class C	20,513	—	10,093
Class R	18	—	16
Class S	5,444	1,951	529
Institutional Class	30,427	—	11,282
	$372,928	$1,951	$176,209

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, Class C and Class R shares. For the six months ended March 31, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2013
Class B	$47,390	$6,978
Class C	451,545	77,695
Class R	19	6
	$498,954	$84,679

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2013	Annualized Effective Rate
Class A	$1,529,180	$800,553	.23%
Class B	15,724	7,753	.25%
Class C	149,841	74,585	.25%
Class R	13	13	.18%
	$1,694,758	$882,904

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2013, aggregated $72,905.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2013, the CDSC for Class B and C shares aggregated $7,685 and $5,271, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2013, DIDI received an aggregate CDSC of $1,243 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,747, of which $7,226 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson and Vice Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Effective December 27, 2012, Deutsche Bank AG serves as lending agent for the Fund. For the period from December 27, 2012 through March 31, 2013, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $10,369.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2013.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
	Shares	Dollars	Shares		Dollars
Shares sold
Class A	11,287,407	$55,941,917	73,009,666		$342,124,359
Class B	32,788	160,999	86,944		412,679
Class C	1,693,025	8,417,859	5,675,661		26,948,307
Class R	5,910	29,262	208	*	1,001	*
Class S	2,851,811	14,134,228	3,440,614	*	16,264,034	*
Institutional Class	9,275,610	46,117,938	62,787,935		293,763,420
		$124,802,203			$679,513,800
Shares issued to shareholders in reinvestment of distributions
Class A	7,678,252	$37,951,547	15,416,413		$72,798,040
Class B	63,940	315,973	192,916		908,184
Class C	640,954	3,171,509	1,232,716		5,830,276
Class R	95	472	6	*	27	*
Class S	115,808	571,691	64,580	*	312,351	*
Institutional Class	1,436,555	7,111,567	2,849,307		13,466,816
		$49,122,759			$93,315,694
Shares redeemed
Class A	(32,757,147)	$(161,878,265)	(70,070,248)		$(329,979,629)
Class B	(986,557)	(4,878,618)	(2,086,734)		(9,863,416)
Class C	(2,405,135)	(11,927,431)	(4,627,015)		(21,810,611)
Class R	(299)	(1,495)	—	*	—	*
Class S	(1,188,835)	(5,898,986)	(63,855	)*	(308,892	)*
Institutional Class	(5,954,797)	(29,408,258)	(40,166,386)		(188,362,779)
		$(213,993,053)			$(550,325,327)
Redemption fees		$12,343			$131,043
Net increase (decrease)
Class A	(13,791,488)	$(67,973,279)	18,355,831		$84,946,590
Class B	(889,829)	(4,401,646)	(1,806,874)		(8,542,553)
Class C	(71,156)	(337,469)	2,281,362		10,969,756
Class R	5,706	28,239	214	*	1,028	*
Class S	1,778,784	8,806,933	3,441,339	*	16,267,493	*
Institutional Class	4,757,368	23,821,474	25,470,856		118,992,896
		$(40,055,748)			$222,635,210

* For the period from May 1, 2012 (commencement of Class R and Class S shares) through September 30, 2012.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2012 to March 31, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 10/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/13	$1,057.10	$1,052.80	$1,055.10	$1,056.80	$1,059.40	$1,060.60
Expenses Paid per $1,000*	$4.72	$9.01	$8.61	$6.51	$4.21	$3.34
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 10/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/13	$1,024.34	$1,016.16	$1,016.55	$1,018.60	$1,020.84	$1,021.69
Expenses Paid per $1,000*	$4.63	$8.85	$8.45	$6.39	$4.13	$3.28

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS High Income Fund	.92%	1.76%	1.68%	1.27%	.82%	.65%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYBX	KHYCX	KHYSX	KHYIX
CUSIP Number	23337M 107	23337M 206	23337M 305	23339E 384	23337M 404
Fund Number	008	208	308	2308	513

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	KHYRX
CUSIP Number	23339E 392
Fund Number	1568

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DHIF-3
(R-027141-2 5/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2013